Document and Entity Information	Feb. 28, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001317474
Document Creation Date	Feb. 26, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Neuberger Berman Alternative Funds
Document Effective Date	Feb. 28, 2025
Prospectus Date	Feb. 28, 2025
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Neuberger Berman Long Short Fund | Class A
Prospectus:
Trading Symbol	NLSAX
Neuberger Berman Long Short Fund | Class C
Prospectus:
Trading Symbol	NLSCX
Neuberger Berman Long Short Fund | Institutional Class
Prospectus:
Trading Symbol	NLSIX